Financial instruments and fair value measurements (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Financial Instruments and Fair Value Measurements

	Fair Value at December 31, 2019
	Total	Level 1	Level 2	Level 3

Money market funds (a)	$876,126	$876,126	$-	$-

Marketable securities (a)	3,909	3,909	-	-

Trade receivables (b)	16,881	-	16,881	-

	$896,916	$880,035	$16,881	$-

	Fair Value at December 31, 2018
	Total	Level 1	Level 2	Level 3

Money market funds (a)	$315,808	$315,808	$-	$-

Marketable securities (a)	5,566	5,566	-	-

Trade receivables (b)	10,936	-	10,936	-

	$332,310	$321,374	$10,936	$-

(a)	The Company’s money market funds and marketable securities are classified within level 1 of the fair value hierarchy as they are valued using quoted market prices in active markets.

(b)	Trade receivables from provisionally priced concentrate sales are included in level 2 of the fair value hierarchy as the basis of valuation uses quoted commodity prices.